Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment Included in Consolidated Balance Sheets

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2016 and December 31, 2015, consisted of the following:

	2016	2015
Land	$6,555	6,579
Land improvements	1,132	1,097
Buildings	22,397	22,405
Furniture and equipment	6,932	6,488

	37,016	36,569
Less accumulated depreciation	13,555	12,535

Premises and equipment, net	$23,461	24,034